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TYPE						13F-HR
PERIOD					06/30/07
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	June 30, 2007
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	President and CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	July 17, 2007

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		50
Form 13F Information Table Value Total:		848780
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


A T & T Corp                   COM              00206r102    20399 491550.00SH       SOLE                491550.00
Adobe Systems Inc              COM              00724F101    25083 624743.00SH       SOLE                624743.00
Agilent Technologies Inc       COM              00846U101     9600 249750.00SH       SOLE                249750.00
Air Products & Chemicals Inc   COM              009158106    19683 244900.00SH       SOLE                244900.00
American International Group   COM              026874107     9247 132050.00SH       SOLE                132050.00
AmerisourceBergen Corporation  COM              03073e105     7329 148150.00SH       SOLE                148150.00
Bank of America Corp           COM              060505104    14102 288447.00SH       SOLE                288447.00
Bard (C.R.) Inc                COM              067383109    29964 362626.00SH       SOLE                362626.00
Baxter International Inc       COM              071813109    17075 303075.00SH       SOLE                303075.00
Celgene Corporation            COM              151020104    23008 401325.00SH       SOLE                401325.00
Cisco Systems Inc              COM              17275R102    28983 1040700.00SH      SOLE               1040700.00
Clorox Company                 COM              189054109    25384 408765.00SH       SOLE                408765.00
Coach Inc                      COM              189754104    24100 508550.00SH       SOLE                508550.00
Corning Inc                    COM              219350105    10704 418950.00SH       SOLE                418950.00
Danaher Corp                   COM              235851102     9600 127150.00SH       SOLE                127150.00
Darden Restaurants Inc         COM              237194105    14039 319150.00SH       SOLE                319150.00
Duke Energy Corp               COM              26441C105     9936 542953.00SH       SOLE                542953.00
Emerson Electric Co            COM              291011104    26742 571401.00SH       SOLE                571401.00
Exxon Mobil Corporation        COM              30231G102     9348 111450.00SH       SOLE                111450.00
Fedex Corp                     COM              31428x106     8836 79625.00 SH       SOLE                 79625.00
Genzyme Corp - Genl Division   COM              372917104     8042 124875.00SH       SOLE                124875.00
Gilead Sciences Inc            COM              375558103     8123 209350.00SH       SOLE                209350.00
Goldman Sachs Group Inc        COM              38141G104    25067 115650.00SH       SOLE                115650.00
Goodrich Corp                  COM              382388106    16827 282525.00SH       SOLE                282525.00
Google Inc - Class A           COM              38259P508    26109 49950.00 SH       SOLE                 49950.00
Harley-Davidson Inc            COM              412822108     8025 134625.00SH       SOLE                134625.00
Hewlett Packard Co             COM              428236103    24774 555225.00SH       SOLE                555225.00
ITT Corp                       COM              450911102    26672 390625.00SH       SOLE                390625.00
J.P. Morgan Chase & Company    COM              46625H100    20527 423675.00SH       SOLE                423675.00
Jacobs Engineering             COM              469814107    10099 175600.00SH       SOLE                175600.00
Joy Global Inc                 COM              481165108     5874 100700.00SH       SOLE                100700.00
Kohls Corp                     COM              500255104     8085 113825.00SH       SOLE                113825.00
Lincoln National Corp          COM              534187109    19374 273065.00SH       SOLE                273065.00
Marathon Oil Corp.             COM              565849106    19395 323469.00SH       SOLE                323469.00
Microchip Technology Inc       COM              595017104    25079 677067.00SH       SOLE                677067.00
Monsanto Co                    COM              61166w101    30722 454875.00SH       SOLE                454875.00
Pepsico Inc                    COM              713448108    32915 507550.00SH       SOLE                507550.00
Procter & Gamble               COM              742718109    13290 217195.00SH       SOLE                217195.00
Qualcomm Inc.                  COM              747525103    22373 515616.00SH       SOLE                515616.00
Raytheon Company               COM              755111507    16599 308025.00SH       SOLE                308025.00
Roper Industries Inc           COM              776696106    20151 352900.00SH       SOLE                352900.00
Schlumberger Ltd               COM              806857108     9698 114175.00SH       SOLE                114175.00
St Jude Medical Inc            COM              790849103     1400 33750.00 SH       SOLE                 33750.00
T Rowe Price Group Inc         COM              74144T108    29235 563399.00SH       SOLE                563399.00
Tidewater Inc                  COM              886423102    12572 177375.00SH       SOLE                177375.00
Transocean                     COM              G90078109    18064 170450.00SH       SOLE                170450.00
Vulcan Materials Co            COM              929160109     7924 69185.00 SH       SOLE                 69185.00
Waters Corp                    COM              941848103    16512 278175.00SH       SOLE                278175.00
Weatherford International LTD  COM              G95089101     7865 142375.00SH       SOLE                142375.00
XTO Energy Inc                 COM              98385X106    14223 236650.00SH       SOLE                236650.00

REPORT SUMMARY			50 DATA RECORDS		     848780		     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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